SHAREHOLDER' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number
Options outstanding at beginning of year		419,042	422,761	480,444
Granted	[1]	52,000	53,500	114,000
Exercised		(27,100)	(19,000)
Forfeited		(11,667)	(38,219)	(171,683)
Options outstanding at end of year		432,275	419,042	422,761
Options exercisable at year end		328,362	317,042	316,958
Weighted average fair value of options granted during the year	[2]	$ 1.30	$ 1.20	$ 0.40
Weighted average exercise price
Options outstanding at beginning of year		1.10	1.00	0.40
Granted	[1]	3.00	1.70	0.80
Exercised		1.00	0.50
Forfeited		1.80	1.10	9.20
Options outstanding at end of year		1.30	1.10	1.00
Options exercisable at year end		$ 1.00	$ 1.00	$ 1.10

[1]	Options granted in 2016, 2015 and 2014 were granted with exercise price that was at market value or above.
[2]	The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model in 2016 and 2015, with the following weighted average assumptions: